LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
LEASE LIABILITIES
LEASE LIABILITIES

22.LEASE LIABILITIES

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Lease liabilities payable:
Within one year	41,407	45,662
Within a period of more than one year but not exceeding two years	34,843	39,795
Within a period of more than two years but not exceeding five years	73,725	78,569
Within a period of more than five years	62,651	64,775
	212,626	228,801
Less: Amounts due for settlement within one year shown under current liabilities	41,407	45,662
Amounts due for settlement after one year shown under non-current liabilities	171,219	183,139

The incremental borrowing rates applied to lease liabilities range from 0.77% to 9.75% (2024: 0.77% to 9.50%) per annum as at December 31, 2025.

Key sources of estimation uncertainty

Determination on discount rates of lease contracts

The Group applies incremental borrowing rates as the discount rates of lease liabilities, which require financing spread adjustments and lease specific adjustments based on the relevant market rates. The assessments of the adjustments in determining the discount rates involved management judgment, which may significantly affect the amount of lease liabilities and right-of-use assets. As at December 31, 2024 and 2025, the carrying amounts of right-of-use assets are USD185,514,000 and USD204,180,000 respectively and the carrying amounts of lease liabilities are USD212,626,000 and USD228,801,000 respectively.